Provisions - Schedule of Provisions (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions [Line Items]
Beginning Balance		S/ 83,963	S/ 78,971
Ending Balance		72,409	83,963
Current portion		44,263	56,510
Non-current portion		28,146	27,453
Provisions		72,409	83,963
Additions	[1]	46,390	42,890
Exchange difference		234	(292)
Unwinding of discounts		556	1,824
Change in estimate		1,250	4,458
Payments and advances		(59,984)	(43,888)
Workers’ Profit-Sharing [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[1]	34,328	31,333
Ending Balance	[1]	38,263	34,328
Current portion	[1]	38,263	34,328
Non-current portion	[1]
Provisions	[1]	38,263	34,328
Additions	[1]	39,223	35,258
Exchange difference	[1]
Unwinding of discounts	[1]
Change in estimate	[1]
Payments and advances	[1]	(35,288)	(32,263)
Long-Term Incentive Plan [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[2]	29,683	31,985
Ending Balance	[2]	13,938	29,683
Current portion	[2]	6,000	22,182
Non-current portion	[2]	7,938	7,501
Provisions	[2]	13,938	29,683
Additions	[1],[2]	7,167	7,632
Exchange difference	[2]
Unwinding of discounts	[2]	431	1,691
Change in estimate	[2]
Payments and advances	[2]	(23,343)	(11,625)
Quarry Rehabilitation Provision [Member]
Schedule of Provisions [Line Items]
Beginning Balance	[3]	17,676	13,377
Ending Balance	[3]	19,005	17,676
Current portion	[3]
Non-current portion	[3]	19,005	17,676
Provisions	[3]	19,005	17,676
Additions	[1],[3]
Exchange difference	[3]	234	(292)
Unwinding of discounts	[3]	125	133
Change in estimate	[3]	1,250	4,458
Payments and advances	[3]	(280)
Provision of Legal Contingencies [Member]
Schedule of Provisions [Line Items]
Beginning Balance		2,276	2,276
Ending Balance		1,203	2,276
Current portion
Non-current portion		1,203	2,276
Provisions		1,203	2,276
Additions	[1]
Exchange difference
Unwinding of discounts
Change in estimate
Payments and advances		S/ (1,073)

[1]	Workers’ profit sharing - In accordance with Peruvian legislation, the Group is obliged to pay its employees profit sharing of between 8% and 10% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.
[2]	Long-term incentive plan - In 2011, the Group implemented a compensation plan for its key management. This long-term benefit is payable in cash, based on the salary of each officer and depends on the years of service of each officer in the Group. According to the latest plan update, the executive would receive the equivalent of an annual salary for each year of service beginning to accrue from 2019. This benefit accrues and accumulates for each officer and is payable in two installments: the first payment will be made on the sixth year after the creation of this bonus plan, and the last payment at the end of the ninth year from the creation of the plan. If the executive decides to voluntarily leave the Group before a scheduled distribution, they will not receive this compensation. The Group used the Projected Unit Credit Method to determine the present value of this deferred obligation and the related current deferred cost, considering the expected increases in salary base and the corresponding current government bond discount rate (risk-free rate).
[3]	Quarry Rehabilitation provision - As of December 31, 2024 and 2023, it corresponds to the provision for the future costs of rehabilitating the quarries exploited in Company’s operations. The provision has been created based on studies made by internal specialists. Management believes that the assumptions used, based on current economic environment, are a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to consider any material change to the assumptions. However, actual quarry rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required to reflect future economic conditions. Future cash flows have been estimated based on financial budgets approved by Management. The range of the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2024 was from 0.53 to 4.86 percent and the risk-free discount rate in dollars used in the calculation of the provision as of December 31, 2023 was from 0.52 to 4.20 percent. Management expects to incur a significant part of this obligation in the medium and long-term. The Group estimates that this liability is sufficient according to the current environmental protection laws approved by the Ministry of Energy and Mines of Peru.